Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,948,541	$ 1,248,119	$ 1,200,507
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,541,195	922,367	943,381
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	245,865	147,255	149,581
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 161,481	$ 178,497	$ 107,545